Deferred Charges (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
M V Free Knight [Member]
Schedule of Restructuring and Deferred Charges [Line Items]
Debt instrument outstanding		$ 30,000
M V Free Maverick [Member]
Schedule of Restructuring and Deferred Charges [Line Items]
Debt instrument outstanding		30,000
Deutsche Bank [Member] 0000
Schedule of Restructuring and Deferred Charges [Line Items]
Unamortized deferred amendment and restructuring fees	$ 166	$ 939
Credit Suisse Loan Facility [Member]
Schedule of Restructuring and Deferred Charges [Line Items]
Unamortized deferred amendment and restructuring fees	$ 801